Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	254 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%	11.00%
PRIMECAP Odyssey Stock Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.59%	13.88%	13.45%	11.25%
Performance Inception Date	Nov. 01, 2004
PRIMECAP Odyssey Stock Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		19.18%	10.33%	11.12%	10.03%
PRIMECAP Odyssey Stock Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		19.77%	10.58%	10.77%	9.62%
PRIMECAP Odyssey Growth Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		33.00%	13.58%	14.10%	12.16%
Performance Inception Date	Nov. 01, 2004
PRIMECAP Odyssey Growth Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		26.60%	9.68%	11.50%	10.83%
PRIMECAP Odyssey Growth Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		23.95%	10.11%	11.20%	10.42%
PRIMECAP Odyssey Aggressive Growth Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		28.73%	8.51%	12.78%	12.95%
Performance Inception Date	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		25.03%	6.15%	10.80%	11.77%
PRIMECAP Odyssey Aggressive Growth Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		19.46%	6.27%	10.15%	11.16%